Schedule of Investments

September 30, 2019 (unaudited)

Total Return Bond Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)
Registered Investment Companies - 82.3%

American Beacon SiM High Yield Opportunities Fund - Class I		65,396	619,301
Baird Core Plus Bond Fund - Class I		348,528	4,039,445
Dodge & Cox Income Fund		327,372	4,612,676
DoubleLine Total Return Bond Fund - Class I		269,974	2,902,222
Frost Total Return Bond Fund - Class I		311,567	3,237,184
Guggenheim Total Return Bond Fund - Class I		105,787	2,903,859
iShares Core U.S. Aggregate Bond ETF (4)		85,526	9,678,977
iShares iBoxx High Yield Corporate Bond ETF (4)		3,896	339,614
iShares JP Morgan USD Emerging Markets Bond ETF (4)		6,955	788,349
Lord Abbett High Yield Fund - Class I		136,761	1,014,767
Payden Emerging Markets Bond Fund - Class I		43,858	592,957
PGIM Total Return Bond Fund - Class R6		259,893	3,906,196
PIMCO Investment Grade Credit Bond Fund - Class I		126,209	1,373,155
Pioneer Bond Fund - Class Y		406,353	3,990,390
Segall Bryant & Hamill Plus Bond Fund - Class I		318,804	3,452,646
SPDR Bloomberg Barclays High Yield Bond ETF (4)		6,195	673,644
TCW Emerging Markets Income Fund - Class I		72,279	599,918
Vanguard Intermediate-Term Corporate Bond ETF (4)		10,840	989,042
Vanguard Total Bond Market ETF (4)		93,953	7,932,452
Xtrackers USD High Yield Corporate Bond ETF (4)		6,813	341,196

Total Registered Investment Companies	(Cost	$52,074,360)	53,987,990

Money Market Registered Investment Companies - 3.1%

Meeder Institutional Prime Money Market Fund, 2.07% (2)		2,000,316	2,000,516

Total Money Market Registered Investment Companies	(Cost	$2,000,163)	2,000,516

U.S. Government Obligations - 14.7%

Government National Mortgage Association, 6.50%, due 7/20/2038		50,265	65,536
U.S. Treasury Note, 2.25%, due 1/31/2024		1,843,700	1,895,986
U.S. Treasury Note, 2.625%, due 2/15/2029		901,100	975,265
U.S. Treasury Note, 1.50%, due 8/15/2026		2,050,700	2,034,358
U.S. Treasury Note, 2.25%, due 11/15/2025		3,873,600	4,017,196
U.S. Treasury Note, 2.125%, due 12/31/2022		657,600	668,825

Total U.S. Government Obligations	(Cost	$9,310,082)	9,657,166

Total Investments - 100.1%	(Cost	$63,384,605)	65,645,672

Liabilities less Other Assets - (0.1%)			(85,370)

Total Net Assets - 100.0%			65,560,302

Trustee Deferred Compensation (3)

Meeder Balanced Fund		1,090	12,797
Meeder Dynamic Allocation Fund		2,649	29,642
Meeder Muirfield Fund		1,328	10,026
Meeder Conservative Allocation Fund		322	7,239

Total Trustee Deferred Compensation	(Cost	$57,890)	59,704

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$55,988,506	$-
Level 2 - Other Significant Observable Inputs	9,657,166	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$65,645,672	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.

(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.